Leases - Schedule of Maturity of Lease Contracts (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Undiscounted values	R$ 640
Embedded interest	(223)
Lease liabilities	417	R$ 429	R$ 433
2026 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	92
2027 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	74
2028 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	38
2029 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	34
2028 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	26
2029 at 2048 [member]
IfrsStatementLineItems [Line Items]
Undiscounted values	R$ 376